Borrowings and debt (Details 5) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	$ 25,967
Short-term	1,145
Long-term	18,769
Lease liabilities included in the statement of financial position	19,914
2020 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	2,005
After 1 year but within 5 years
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	10,470
After 5 years but within 10 years
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	$ 13,492